Related Parties Transactions - Schedule of Recognized as an Expense During the Reporting Period Related to Officers and Directors (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Schedule of Recognized as an Expense During the Reporting Period Related to Officers and Directors [Abstract]
Short-term employee benefits	$ 25,596	$ 5,323
Share-based compensation	7,396	7,031
Total	$ 32,992	$ 12,354